Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

Note payable – related party

On April 1, 2020, the Company entered into a Promissory Note Agreement (the "Note") with a company owned by the Company's chief executive officer in the amount of $20,000. The Note bearing at 6% per annum, was unsecured, and all principal and interest amounts outstanding was due on June 30, 2020. On April 30, 2020, the Company repaid this note payable – related party and all interest due.

On April 30, 2020, the Company repaid the note payable – related party of $15,000 and all interest due (see Note 6).

Exchange of convertible notes for common shares

On April 15, 2020, the Company entered into Exchange Agreements with the holders of its convertible promissory notes, which notes were originally issued in October 2019 (see Note 5). Pursuant to these Exchange Agreements, the holders agreed to exchange their convertible promissory notes of $330,000 and 1,650,000 warrants issued in connection with this debt for an aggregate of 4,125,000 shares of the Company's common stock. as a price of $0.08 per share. After the exchanges, there are no convertible notes outstanding. In connection with this debt extinguishment, the Company recorded a loss on debt extinguishment of $198,000.

Exchange of Series B Preferred Stock for common shares

On April 15, 2020, the Company entered into Exchange Agreements with the holders of its Series B Convertible Preferred Stock, which shares of Series B Convertible Preferred Stock were originally issued in November 2019 (see Note 7). Pursuant to the Exchange Agreements, the holders agreed to exchange their 115 shares of Series B Convertible Preferred Stock with a stated value of $115,000 and 575,000 warrants issued in connection with the Series B convertible preferred stock for an aggregate of 1,437,500 shares of the Company's common stock. as a price of $0.08 per share. After the exchanges, there are no shares of the Company's Series B Convertible Preferred Stock outstanding. In connection with this share exchange, the Company recorded a deemed dividend on this extinguishment of $69.000.

Subscription agreements

On April 17, 2020, the Company entered into subscription agreements with certain accredited investors pursuant to which it issued an aggregate of 7,764,366 shares of the Company's common stock for proceeds of $77,644, or $0.01 per share.

Consulting agreement

On April 10, 2020, the Company entered into a six-month consulting agreement with an accredited investor pursuant to which it agreed to issue an aggregate of 3,468,841 shares of the Company's common stock to the consultant for consulting services to be rendered. These shares were valued at $277,507, or $0.08 per common share, based on contemporaneous common share sales (see below), which was amortized over the term of the agreement.

Advisory agreements

On April 7, 2020, the Company entered into a one-year advisory agreements with certain accredited investors pursuant to which it agreed to issue an aggregate of 5,117,343 shares of the Company's common stock, par value $0.0001 per share, to the advisors for advisory services to be rendered. These shares were valued at $409,387, or $0.08 per common share, based on contemporaneous common share sales (see below), which was amortized over the term of the agreement.

Employment agreement

On April 17, 2020, the Company entered into an Employment Agreement with the Company's chief executive officer ("CEO") pursuant to which CEO will continue to serve as chief executive officer and chief financial officer of the Company. The term of the agreement will continue for a period of one year from the date of execution and automatically renews for successive one-year periods at the end of each term until either party delivers written notice of their intent not to review at least 6 months prior to the expiration of the then effective term. Pursuant to the terms of the agreement, CEO's base salary was increased to $120,000, and Mr. Weisblum shall continue be entitled to earn a bonus, subject to the sole discretion of the Company's Board. In addition, CEO was granted 7,630,949 shares of the Company's common stock. These shares were valued at $370,476, or $0.08 per common share, based on contemporaneous common share sales (see below).

The agreement may be terminated by either the Company or CEO at any time and for any reason upon 60 days prior written notice. Upon termination of the agreement, CEO shall be entitled to (i) any equity award that has vested prior to the termination date, (ii) reimbursement of expenses incurred on or prior to such termination date and (iii) such employee benefits to which CEO may be entitled as of the termination date (collectively, the "Accrued Amounts"). The agreement shall also terminate upon CEO's death or the Company may terminate CEO's employment upon his disability (as defined in the agreement). Upon the termination of CEO's employment for death or disability, CEO shall be entitled to receive the Accrued Amounts. The agreement also contains covenants prohibiting CEO from disclosing confidential information with respect to the Company.

Sale of common stock

On April 28, 2020 (the "Closing Date"), the Company entered into securities purchase agreements (collectively, the "Purchase Agreement") with certain institutions and accredited investors (each an "Investor" and collectively, the "Investors") for the sale of an aggregate 29,993,750 shares of the Company's common stock at a price of $0.08 per share for gross proceeds of $2,399,500, before deducting placement agent fees of $173,950 and other offering expenses of $118,460 (the "Private Placement"). The Purchase Agreement contains customary representations, warranties and covenants of the parties, and the closing was subject to customary closing conditions.

The Purchase Agreement also provides that until the six (6) month anniversary of the date of the Purchase Agreement, in the event of a subsequent financing (except for certain exempt issuances as provided in the Purchase Agreement) by the Company, each Investor that invested over $100,000 pursuant to the Purchase Agreement will have the right to participate in such subsequent financing up to an amount equal to 50% of the subsequent financing on the same terms, conditions and price provided for in the subsequent financing.

In connection with the Private Placement, the Company entered into separate Registration Rights Agreements with the Investors, pursuant to which the Company agreed to undertake to file a registration statement to register the resale of the shares underlying the Registrable Securities (as defined therein) within thirty (30) calendar days following the Closing Date, and to maintain the effectiveness of the registration statement until all of such shares of common stock have been sold or are otherwise able to be sold pursuant to Rule 144. If the Company fails to file the registration statement or have it declared effective by the dates set forth above, amongst other things, the Company is obligated to pay the investors liquidated damages in the amount of 1% of their subscription amount, per month, until such events are satisfied, subject to a cap of 6%.

In conjunction with the Private Placement, all officers and directors of the Company have entered into lock-up agreements pursuant to which they have agreed not to sell their shares of common stock or common stock equivalents in the Company until the twelve-month anniversary of the Closing Date.

NOTE 13 – SUBSEQUENT EVENTS

On January 6, 2020, the Company and the Seller entered into a Settlement Agreement related to notes receivable (See Note 6). In lieu of the Company seeking default and foreclosure against the Seller pursuant to the Note agreements, the Company received 10,420 shares of the Seller’s convertible Series B preferred stock.